Assumptions Used in the Performance-based and Time- based Appreciation (Detail) (USD $)	12 Months Ended
Dec. 31, 2013
Performance Based Restricted Stock Units
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Weighted-average fair value on date of grant	$ 5.45
Assumptions used to calculate fair value:
Volatility	38.00%
Risk-free interest rate	0.80%
Expected term	4 years
Dividends	$ 0
Time Based Option Award
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Weighted-average fair value on date of grant	$ 5.91
Assumptions used to calculate fair value:
Volatility	38.00%
Risk-free interest rate	0.80%
Expected term	4 years
Dividends	$ 0